Summary of significant accounting policies, Share capital and Initial Public Offering, Preferred Shares (Details) SFr / shares in Units, $ / shares in Units, SFr in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Apr. 15, 2016 SFr / shares shares	Oct. 23, 2015	Sep. 30, 2016	Dec. 31, 2017 SFr / shares	Dec. 31, 2016	Dec. 31, 2015 CHF (SFr) Class Increase Vote	Apr. 15, 2016 USD ($) $ / shares
Preferred Shares [Member]
Preferred Shares [Abstract]
Number of preferred shares classes outstanding | Class						5
Conversion ratio of preferred shares to common shares			1
Number of separate capital increases | Increase						5
Percentage of shares outstanding owned by Preferred shareholders						80.10%
Term of equity financing				13 years
Number of votes entitled for each preferred share | Vote						1
Dividends paid to preferred shareholders | SFr						SFr 0
Common Shares [Member]
Preferred Shares [Abstract]
Conversion ratio of preferred shares to common shares					1
Stock split ratio		250
Nominal value per share (in CHF per share)				SFr 0.02
Preferred Shares Series E [Member]
Preferred Shares [Abstract]
Nominal value per share (in CHF per share)	SFr 0.02
Private placement shares issued (in shares) | shares	1,401,792
Private placement share price (in dollars per share) | (per share)	SFr 0.02						$ 9.6384
Aggregate subscription amount | $							$ 13.5